Organization and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								4 Months Ended	12 Months Ended			1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2013 item	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Penske Commercial Vehicles item	Dec. 31, 2013 Penske Commercial Vehicles	Dec. 31, 2013 Hertz car rental franchise item	Dec. 31, 2013 Penske Truck Leasing Co., L.P.	Dec. 31, 2013 BMW/MINI	Dec. 31, 2013 Audi/Volkswagen/Porsche/Bentley	Dec. 31, 2013 Toyota/Lexus item	Dec. 31, 2013 Honda/Acura	Dec. 31, 2013 Mercedes-Benz/Sprinter/smart	Dec. 31, 2013 Chrysler/Jeep/Dodge item
Organization and Summary of Significant Accounting Policies
Total revenues	$ 3,824.9	$ 3,759.1	$ 3,630.6	$ 3,349.3	$ 3,322.6	$ 3,279.2	$ 3,249.6	$ 3,105.9		$ 14,563.9	$ 12,957.3	$ 10,926.4		$ 152.5	$ 52.6
Total number of owned and operated franchises	324								324	324
Number of owned and operated franchises in US	176								176	176
Number of owned and operated franchises outside US	148								148	148
Receivables from manufacturers	144.9				124.7				144.9	144.9	124.7
Significant Accounting Policies
Percentage of total revenues																	25.00%	21.00%	15.00%	11.00%	11.00%
Number of acquired franchises										9					1
Number of franchises awarded to the reporting entity										1
Number of franchises disposed of										30
Number of different brands represented by franchises awarded to the reporting entity										10									10			15
Revenue	$ 3,824.9	$ 3,759.1	$ 3,630.6	$ 3,349.3	$ 3,322.6	$ 3,279.2	$ 3,249.6	$ 3,105.9		$ 14,563.9	$ 12,957.3	$ 10,926.4		$ 152.5	$ 52.6
Number of commercial vehicle dealership													3
Minimum number of dealership locations									70
Minimum number of on and off-airport locations in which company operates															50
Limited partnership interest (as a percent)																9.00%